Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash Flows From Operating Activities
Net loss	$ (16,738,729)	$ (31,019,725)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	277,045	(766,417)
Amortization of debt discount	101,012
Bad debt expense (recovery)		(79,414)
Depreciation and amortization	6,767,741	6,711,398
Subsidiary loss during consolidation period		1,838,739
Impairment of investment in ESA	600,000	9,683,158
Impairment of deferred production costs	330,340	768,459
Impairment of intangibles		236,833
Write-off of capitalized software costs		648,563
Deferred rent	189,972	294,440
Accrued interest on notes payable to Former Parent		1,843,659
Changes in operating assets and liabilities:
Accounts receivable	(685,977)	(902,614)
Deposits	(79,500)	19,397
Deferred production costs	(2,233,978)	(4,808,424)
Prepaid expenses and other current assets	124,106	(336,555)
Accounts payable	(982,153)	(861,632)
Accrued expenses and other current liabilities	622,715	551,593
Accrued interest on convertible debt	1,096,117
Deferred revenue	547,616	1,566,989
Total adjustments	6,675,056	16,408,172
Net Cash Used In Operating Activities	(10,063,673)	(14,611,553)
Cash Flows From Investing Activities
Net cash acquired in Merger	14,941,683
Funding of investment in TV Azteca	(3,500,000)
Purchases of property and equipment	(2,214,026)	(17,144,397)
Proceeds from licensing software		341,193
Funding of investment in ESA	(1,140,745)	(6,230,038)
Purchases of intangible assets	(50,096)	(38,559)
Net Cash Provided by (Used In) Investing Activities	8,036,816	(23,071,801)
Cash Flows From Financing Activities
Proceeds from convertible debt	3,000,000
Proceeds from convertible debt, related party	1,000,000
Proceeds from notes payable to Former Parent		11,383,207
Due to Former Parent	(346,804)	22,912,205
Net Cash Provided By Financing Activities	3,653,196	34,295,412
Effect of Exchange Rate Changes on Cash	(7,062)	249,100
Net Increase (Decrease) In Cash And Restricted Cash	1,619,277	(3,138,842)
Cash and restricted cash - Beginning of period	10,471,296	13,610,138
Cash and restricted cash - End of period	12,090,573	10,471,296
Supplemental Disclosures of Cash Flow Information:
Cash paid during the period for interest		55,178
Non-cash investing and financing activities:
Non-cash investment in ESA	97,886	5,363,706
Due to Former Parent satisfied by issuance of common stock in connection with Merger	18,179,745
Convertible debt and related interest assumed in Merger	10,992,877
Warrants granted to convertible debt holders in connection with Merger	114,804
Contingent consideration for convertible debt holders in connection with Merger	152,590
Effect of restructuring		42,505,325
Leasehold improvements acquired through lease incentives	899,221
Property and equipment acquired through accrued expenses	$ 269,110